July 25, 2012

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Russell Mancuso
Amanda Ravitz

Re:	Peregrine Semiconductor Corporation

Amendment No. 9 to Registration Statement on Form S-1

File No. 333-170711

Date Filed: November 19, 2010

Amended: July 23, 2012

Dear Mr. Mancuso and Ms. Ravitz:

Peregrine Semiconductor Corporation (the “Company”) has electronically transmitted via EDGAR Amendment No. 9 (“Amendment No. 9”) to its Registration Statement on Form S-1 (“Registration Statement”), together with certain exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. We have also enclosed with the couriered delivery of this letter (i) three unmarked hard copies of Amendment No. 9, and (ii) three hard copies of Amendment No. 9 which are marked to show changes to Amendment No. 8 to the Registration Statement filed on July 23, 2012.

Amendment No. 9 has been filed to include the price range and related information.

* * * * *

Please do not hesitate to contact me at (858) 436-8010 or my colleague, Jeff Higgins, at (858) 436-8020, if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/S/ GARI CHEEVER
Gari Cheever

cc:	Jay C. Biskupski, Peregrine Semiconductor Corporation